Shareholders' Equity	6 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 13 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated on July 4, 2023 as a holding company. The Company’s authorized share capital was $50,000 divided into 500,000,000 ordinary shares of a par value of $0.0001 each upon incorporation (equivalent to 20,000,000 ordinary shares of a par value of $0.0025 each on a post-consolidation basis). The number of ordinary shares issued and outstanding was 92.1 as of July 4, 2023(equivalent to 3.7 shares on a post-consolidation basis).

On January 26, 2026, the Company held its extraordinary shareholder general meeting (the “Meeting”). At the Meeting, the shareholders of the Company adopted the following resolutions:

(i)	to increase the authorized share capital of the Company from US$50,000 divided into 500,000,000 Ordinary Shares of par value US$0.0001 each to US$100,000 divided into 1,000,000,000 Ordinary Shares of par value US$0.0001 each (equivalent to 40,000,000 ordinary shares of a par value of $0.0025 each on a post-consolidation basis).

(ii)	to authorize, establish, and designate two new classes of ordinary shares of US$0.0001 par value each (equivalent to par value of $0.0025 each on a post-consolidation basis), being the Class A Ordinary Shares and the Class B Ordinary Shares, with each of the Class A Shares and Class B Shares having the rights, obligations and privileges. Both the Class A Ordinary Shares and the Class B Ordinary Shares will have the same rights as the existing ordinary shares except that the Class B Ordinary Shares will have weighted voting rights. Each Class B Ordinary Share shall have thirty (30) votes at a meeting of the shareholders or on any resolution of shareholders whereas each Class A Ordinary Share shall only have one (1) vote. Each outstanding Class B Ordinary Share is convertible at any time after issuance at the option of the holder into one (1) Class A Ordinary Share. The Class A Shares will not be convertible into shares of any other class.

(iii)	to redesignate (a) 5,164,951 existing authorized and issued ordinary shares (equivalent to 206,598 shares on a post-consolidation basis) as Class B Shares. This includes 908,708 shares (equivalent to 36,348 shares on a post-consolidation basis) held by EASCOR HOLDING LIMITED and 4,256,243 shares (equivalent to 170,250 shares on a post-consolidation basis) held by BEVERLY HOLDING LIMITED; (b) The remaining 25,319,350 issued ordinary shares (equivalent to 1,012,774 shares on a post-consolidation basis) as Class A Shares; (c) 969,515,699 authorized but unissued ordinary shares(equivalent to 38,780,628 shares on a post-consolidation basis) as Class A Shares.

On March 22, 2026, the Company’s Board of Directors passed written resolutions to implement a 25:1 share consolidation to ensure the Company meets the minimum bid price requirement for continued listing on The Nasdaq Capital Market. The share consolidation became effective as of April 2, 2026. This consolidation reduced the total number of authorized and outstanding ordinary shares from 1,000,000,000 (comprising 994,835,049 Class A Shares and 5,164,951 Class B Shares prior to share consolidation) to 40,000,000 (comprising 39,793,402 Class A Shares and 206,598 Class B Shares after share consolidation), with the par value per share increasing from US$0.0001 to US$0.0025 (with any fractional entitlements to be round up to the next whole share). The share consolidation was accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Recapitalization

By April 15, 2024, the Company effectuated a series of share recapitalizations (the “Recapitalization”). As a result of the Recapitalization, the Company had nominal issuance of 1,000,000 ordinary shares to the existing ordinary shareholders. The Company believes that the Recapitalization should be accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Private Placements

On August 20, 2025, the Company entered into an Ordinary Share Purchase Agreement with White Lion Capital LLC, a Nevada limited liability company (the “White Lion Capital”). Pursuant to the Purchase Agreement, White Lion Capital is committed to purchase our Class A ordinary shares, par value US$0.0025 per share, with an aggregate gross purchase price of up to $10,000,000 from time to time during the period commencing on August 20, 2025 and ending on the earlier of (i) the date on which White Lion Capital shall have purchased an aggregate number of our Class A ordinary shares equal to the Commitment Amount or (ii) the later of the 18 month anniversary of the Execution Date or the first closing. The Commitment Amount may be increased up to $30,000,000 upon the mutual written consent of White Lion Capital and us. On December 1, 2025, the Company issued 15,990 Class A Ordinary Shares (with 1,990 commitment shares) of the Company at a price of $11.75 per share for consideration of $144,427. On December 15, 2025, the Company issued 14,000 Class A Ordinary Shares of the Company at a price of $5.35 per share for consideration of $74,827.

Issuance for convertible notes

The Company issued 3,419 Commitment Shares and 102,200 Pre-Delivery Shares to Streeterville Capital, LLC on September 9, 2025 and 16,763 Class A shares on December 2, 2025 in conversion of $275,000 convertible note balance. (see Note 10)

Warrants

On March 31, 2025, the Company issued 3,350 warrants to Kingswood Capital Partners, LLC as additional compensation for underwriter services. Each warrant entitles the holder to purchase one ordinary share. The warrants are exercisable at any time and from time to time from September 30, 2025 to March 31, 2030 at an exercise price of $210.00 per share. Since the warrants are indexed to the Company’s own stock and meet all other conditions for equity classification, the Company classified the warrants in stockholders’ equity as part of additional paid-in capital, and no subsequent re-measurement is required. The fair value of the warrants as of March 31, 2025 was $386,644, measured using the Black-Scholes option pricing model with the following key assumptions:

As of March 31, 2025
Expected term	5 years
Expected average volatility	121.1%
Expected dividend yield	0%
Risk-free interest rate	3.89%

A summary of warrants activity was as follows:

	Number of warrants	Weighted average exercise price per hare	Weighted average remaining contractual life	Expiration dates
Balance of warrants outstanding as of June 30, 2025	-	-	-	-
- March 2025 Warrants	3,350	210.00	5 years	March 31, 2030
Balance of warrants outstanding and exercisable as of Dec 31, 2025	3,350	210.00	4.25 years